Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 9:-	GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2019 according to the Company's reportable segments are as follows (see also Note 18):

	IT professional services	Software services	Total

As of January 1, 2018	$48,403	$49,786	$98,189

Business combination	-	277	277
Measurement period adjustments	(18)	-	(18)
Foreign currency translation adjustments	(1,694)	(1,748)	(3,442)

As of December 31, 2018	$46,691	$48,315	$95,006

Business combination	12,691	3,382	16,073
Measurement period adjustments	(785)	3,762	2,977
Foreign currency translation adjustments	1,749	1,938	3,687

As of December 31, 2019	$60,346	$57,397	$117,743

The Company performed an annual impairment test as of December 31, of each of 2017, 2018 and 2019 and did not identify any impairment losses (see Note 2).